Borrowings - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
BORROWINGS [Abstract]
2015	$ 24,186
2016	24,561
2017	24,561
2018	50,187
2019	386,540
2020 and thereafter	1,134,547
Total	$ 1,644,582